United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 2009
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	488 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	August 5, 2009

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	98

Form 13F Information Table Value Total:	$106,351,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103      671    15165 SH       Sole                    13915              1250
AllianceBernstein Holdings LP  COM              01881g106      445    22150 SH       Sole                    15500              6650
Alpine Total Dynamic Fd        COM              021060108       96    12500 SH       Sole                    12500
American Express               COM              025816109      363    15600 SH       Sole                    15000               600
BHP Billiton Ltd               COM              088606108      821    15000 SH       Sole                    15000
BP PLC                         COM              055622104     1410    29570 SH       Sole                    29570
Berkshire Hathaway Inc. Cl B   COM              084670207     1975      682 SH       Sole                      620                62
Bristol-Myers Squibb           COM              110122108      642    31600 SH       Sole                    31600
Brookfield Asset Mgt           COM              112585104     2745   160822 SH       Sole                   145260             15562
Brookfield Infrastru Prtnrs LP COM              g16252102     1104    89552 SH       Sole                    83741              5811
Burlington Northern Santa Fe   COM              12189t104      783    10650 SH       Sole                     9500              1150
CME Group Inc Cl A             COM              167760107      311     1000 SH       Sole                     1000
CVS Caremark, Corp.            COM              126650100      562    17636 SH       Sole                    17052               584
CapitalSource Inc.             COM              14055X102      379    77758 SH       Sole                    69558              8200
Charles Schwab                 COM              808513105     7992   455662 SH       Sole                   319232            136430
Chevron Corp.                  COM              166751107     1815    27400 SH       Sole                    21400              6000
CitiGroup Inc.                 COM              172967101      393   132446 SH       Sole                   102731             29715
Coca Cola Co.                  COM              191216100      823    17150 SH       Sole                    14150              3000
Colgate-Palmolive              COM              194162103      370     5225 SH       Sole                     5225
Comcast Cl A Special           COM              200300200     1185    84022 SH       Sole                    75497              8525
Comcast Corp. Cl A             COM              20030N101      243    16781 SH       Sole                    11536              5245
ConocoPhillips                 COM              20825C104     1354    32187 SH       Sole                    32187
Copano Energy, LLC             COM              217202100      925    57641 SH       Sole                    53991              3650
Crystal River Capital          COM              229393301      188   106825 SH       Sole                    91275             15550
Deere & Co.                    COM              244199105      479    12000 SH       Sole                    12000
Duke Energy Corp.              COM              26441c105      228    15600 SH       Sole                    15600
Duke Realty Corp               COM              264411505      134    15306 SH       Sole                    14106              1200
Eastgroup Properties           COM              277276101      438    13250 SH       Sole                    13250
EnCana Corp.                   COM              292505104      420     8500 SH       Sole                     7800               700
Enbridge Energy Management LLC COM              29250x103     1849    51001 SH       Sole                    46557              4444
Enstar Group LTD               COM              G3075P101      274     4650 SH       Sole                     4350               300
Ethan Allen Interiors          COM              297602104      108    10468 SH       Sole                    10468
Evergreen Global Div FD        COM              30024H101      114    12500 SH       Sole                    12500
Exxon Mobil Corp               COM              30231G102     4456    63738 SH       Sole                    59963              3775
FPL Group Inc.                 COM              302571104      806    14182 SH       Sole                    14182
First Nat'l of Nebraska, Inc.  COM              335720108     2294      950 SH       Sole                      750               200
Forest City Ent. CL A          COM              345550107       66    10000 SH       Sole                     8450              1550
General Electric               COM              369604103     2189   186756 SH       Sole                   171631             15125
HSBC Holdings PLC              COM              404280406     1373    32866 SH       Sole                    32866
Hess Corp.                     COM              42809h107      843    15678 SH       Sole                    15678
Honeywell Intl.                COM              438506107      565    18000 SH       Sole                    15000              3000
ITT Corp.                      COM              450911102      315     7075 SH       Sole                     5550              1525
Icici Bank LTD                 COM              45104G104      857    29050 SH       Sole                    29050
Intl Bus Machines              COM              459200101      234     2238 SH       Sole                     2238
Johnson & Johnson              COM              478160104    10527   185335 SH       Sole                   180335              5000
Kinder Morgan Energy Partners  COM              494550106      501     9800 SH       Sole                     9800
Leucadia Natl Corp.            COM              527288104     2597   123143 SH       Sole                   113293              9850
Level 3 Communications         COM              52729N100       16    10500 SH       Sole                    10500
Liberty Global Cl A            COM              530555101      468    29444 SH       Sole                    26312              3132
Liberty Global Ser C           COM              530555309      820    51895 SH       Sole                    44913              6982
Liberty Media Ent A            COM              53071M500      866    32436 SH       Sole                    25988              6448
Liberty Media Hldg             COM              53071m104      155    30875 SH       Sole                    24742              6133
Magellan Midstream Holdings LP COM              55907r108      687    32650 SH       Sole                    25050              7600
Magellan Midstream Ptnrs LP    COM              559080106     2131    61300 SH       Sole                    61300
Manulife Financial Corp.       COM              56501r106      208    12000 SH       Sole                                      12000
Markwest Energy Ptnr LP        COM              570759100      760    41770 SH       Sole                    34720              7050
Marriott Intl. Inc.            COM              571903202      662    30000 SH       Sole                    30000
Martin Marietta Mtrl           COM              573284106      517     6550 SH       Sole                     5775               775
McDonald's Corp.               COM              580135101      216     3750 SH       Sole                     3350               400
Merck & Co.                    COM              589331107     3942   141000 SH       Sole                   140000              1000
Microsoft Corp.                COM              594918104      648    27250 SH       Sole                    27250
Monsanto Co.                   COM              61166w101      669     9000 SH       Sole                     9000
Montpelier Re Holdings LTD     COM              G62185106      585    44000 SH       Sole                    39850              4150
Nacco Inds Inc. CL A           COM              652957910      311    10825 SH       Sole                     9765              1060
National Aust Bank             COM              632525408      417    23000 SH       Sole                    23000
News Corp LTD Cl A             COM              65248e104     1099   120686 SH       Sole                   109236             11450
Nokia Corp. Spon ADR           COM              654902209      151    10325 SH       Sole                    10000               325
Nuveen Govt Income Fund        COM              67090N109      192    12750 SH       Sole                    12750
Oneok Partners LP              COM              68268N103     1850    40400 SH       Sole                    35400              5000
Pfizer Inc.                    COM              717081103     1143    76225 SH       Sole                    67425              8800
Philip Morris Intl Inc         COM              718172109      427     9800 SH       Sole                     9800
Procter & Gamble Co            COM              742718109      235     4600 SH       Sole                      700              3900
Rayonier Inc                   COM              754907103     2530    69592 SH       Sole                    67342              2250
Royal Dutch Shell              COM              780259206      939    18700 SH       Sole                    18700
Shaw Communications            COM              82082k200      270    16000 SH       Sole                                      16000
Spectra Energy Corp.           COM              847560109      437    25800 SH       Sole                    25800
St. Joe Co                     COM              790148100     1350    50950 SH       Sole                    46500              4450
Suncor Energy Inc.             COM              867229106      273     9000 SH       Sole                     9000
Texas Instruments              COM              882508104     1022    48000 SH       Sole                    48000
The Bank of New York Mellon    COM              064057102      627    21379 SH       Sole                     6644             14735
Toronto-Dominion Bank          COM              891160509      321     6213 SH       Sole                     6213
Travelers Companies Inc.       COM              792860108      273     6650 SH       Sole                     6650
U S G Corp.                    COM              903293405      619    61475 SH       Sole                    52250              9225
U.S. Bancorp                   COM              902973304     1408    78545 SH       Sole                    78545
VistaPrint Limited             COM              G93762204     9099   213339 SH       Sole                   183784             29555
W.P. Carey & Co LLC            COM              92930Y107     2171    86900 SH       Sole                    81225              5675
Wal-Mart Stores                COM              931142103      431     8900 SH       Sole                     8900
Walt Disney Co.                COM              254687106      852    36529 SH       Sole                    31729              4800
Waste Management               COM              94106L109      374    13275 SH       Sole                    12275              1000
Wells Fargo & Co.              COM              949746101     2280    94000 SH       Sole                    78000             16000
Westpac Banking Corp (ADR)     COM              961214301      363     4500 SH       Sole                     4500
White Mountains Insurance Grou COM              G9618E107      400     1747 SH       Sole                     1607               140
Wyeth                          COM              026609107      980    21600 SH       Sole                    21600
Zimmer Holdings Inc.           COM              98956p102      211     4960 SH       Sole                     4960
Fidelity Asset Manager 50%     MUT              316069103      136 11260.3440 SH     Sole               11260.3440
Longleaf Partners Internationa MUT              543069405      223 19159.6660 SH     Sole               14910.0520         4249.6140
Putnam Health Sciences Trust   MUT              746778109      246 6084.1410 SH      Sole                                  6084.1410
Vanguard U.S. Value Fund       MUT              922020201       81 10622.9470 SH     Sole                                 10622.9470
REPORT SUMMARY		     98 DATA RECORDS	            106351      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED